Customer and supplier concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 8,444,644	$ 4,983,506	$ 6,606,155
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	32.90%	38.80%	24.90%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	66.90%	46.60%	73.20%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	22.00%	21.90%	21.50%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	17.50%		14.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | One Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	39.30%	52.30%	34.40%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Two Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	19.10%	28.90%	13.60%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Three Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	18.60%		13.00%